Additional Information as to Investments in Material Subsidiaries and Changes Thereof (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)	[1]	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Loss allocated to non-controlling interests	₪ (63,647)	$ (18,358)	₪ (117,238)	[1]	₪ (128,772)
Accumulated non-controlling interests	₪ 45,651		₪ 137,103				$ 13,167
PC's non-controlling interest [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	Netherland	Netherland
Proportion of ownership interests and voting rights held by non-controlling interests	55.00%	55.00%	55.00%
Loss allocated to non-controlling interests	₪ (51,986)		₪ (109,934)
Accumulated non-controlling interests	₪ 60,617		₪ 121,615

[1]	Reclassified (discontinued operations). Refer to Note 19.